Document and Entity Information	0 Months Ended
Dec. 31, 2012
Risk/Return:
Document Type	485BPOS
Document Period End Date	Dec. 31, 2012
Registrant Name	WY FUNDS
Central Index Key	0001309187
Amendment Flag	false
Document Creation Date	Apr. 30, 2013
Document Effective Date	May 01, 2013
Prospectus Date	May 01, 2013
Core Fund | Class I
Risk/Return:
Trading Symbol	SGBFX
Core Fund | Class Y
Risk/Return:
Trading Symbol	SGBYX